Shareholder Report, Holdings (Details)	Oct. 31, 2024
BNY Mellon Developed Markets Real Estate Securities Fund - Class A | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[1]
BNY Mellon Developed Markets Real Estate Securities Fund - Class A | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
BNY Mellon Developed Markets Real Estate Securities Fund - Class A | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[1]
BNY Mellon Developed Markets Real Estate Securities Fund - Class A | Digital Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[1]
BNY Mellon Developed Markets Real Estate Securities Fund - Class A | Ventas, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
BNY Mellon Developed Markets Real Estate Securities Fund - Class A | Extra Space Storage, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
BNY Mellon Developed Markets Real Estate Securities Fund - Class A | UDR, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
BNY Mellon Developed Markets Real Estate Securities Fund - Class A | Invitation Homes, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
BNY Mellon Developed Markets Real Estate Securities Fund - Class A | Goodman Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
BNY Mellon Developed Markets Real Estate Securities Fund - Class A | Kimco Realty Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
BNY Mellon Developed Markets Real Estate Securities Fund - Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.70%
BNY Mellon Developed Markets Real Estate Securities Fund - Class A | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.70%
BNY Mellon Developed Markets Real Estate Securities Fund - Class A | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
BNY Mellon Developed Markets Real Estate Securities Fund - Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon Developed Markets Real Estate Securities Fund - Class A | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.00%
BNY Mellon Developed Markets Real Estate Securities Fund - Class A | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon Developed Markets Real Estate Securities Fund - Class A | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Developed Markets Real Estate Securities Fund - Class A | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Developed Markets Real Estate Securities Fund - Class A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon Developed Markets Real Estate Securities Fund - Class A | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon Developed Markets Real Estate Securities Fund - Class A | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon Developed Markets Real Estate Securities Fund - Class A | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BNY Mellon Developed Markets Real Estate Securities Fund - Class C | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[1]
BNY Mellon Developed Markets Real Estate Securities Fund - Class C | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
BNY Mellon Developed Markets Real Estate Securities Fund - Class C | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[1]
BNY Mellon Developed Markets Real Estate Securities Fund - Class C | Digital Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[1]
BNY Mellon Developed Markets Real Estate Securities Fund - Class C | Ventas, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
BNY Mellon Developed Markets Real Estate Securities Fund - Class C | Extra Space Storage, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
BNY Mellon Developed Markets Real Estate Securities Fund - Class C | UDR, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
BNY Mellon Developed Markets Real Estate Securities Fund - Class C | Invitation Homes, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
BNY Mellon Developed Markets Real Estate Securities Fund - Class C | Goodman Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
BNY Mellon Developed Markets Real Estate Securities Fund - Class C | Kimco Realty Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
BNY Mellon Developed Markets Real Estate Securities Fund - Class C | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.70%
BNY Mellon Developed Markets Real Estate Securities Fund - Class C | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.70%
BNY Mellon Developed Markets Real Estate Securities Fund - Class C | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
BNY Mellon Developed Markets Real Estate Securities Fund - Class C | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon Developed Markets Real Estate Securities Fund - Class C | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.00%
BNY Mellon Developed Markets Real Estate Securities Fund - Class C | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon Developed Markets Real Estate Securities Fund - Class C | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Developed Markets Real Estate Securities Fund - Class C | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Developed Markets Real Estate Securities Fund - Class C | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon Developed Markets Real Estate Securities Fund - Class C | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon Developed Markets Real Estate Securities Fund - Class C | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon Developed Markets Real Estate Securities Fund - Class C | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BNY Mellon Developed Markets Real Estate Securities Fund - Class I | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[1]
BNY Mellon Developed Markets Real Estate Securities Fund - Class I | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
BNY Mellon Developed Markets Real Estate Securities Fund - Class I | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[1]
BNY Mellon Developed Markets Real Estate Securities Fund - Class I | Digital Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[1]
BNY Mellon Developed Markets Real Estate Securities Fund - Class I | Ventas, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
BNY Mellon Developed Markets Real Estate Securities Fund - Class I | Extra Space Storage, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
BNY Mellon Developed Markets Real Estate Securities Fund - Class I | UDR, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
BNY Mellon Developed Markets Real Estate Securities Fund - Class I | Invitation Homes, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
BNY Mellon Developed Markets Real Estate Securities Fund - Class I | Goodman Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
BNY Mellon Developed Markets Real Estate Securities Fund - Class I | Kimco Realty Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
BNY Mellon Developed Markets Real Estate Securities Fund - Class I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.70%
BNY Mellon Developed Markets Real Estate Securities Fund - Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.70%
BNY Mellon Developed Markets Real Estate Securities Fund - Class I | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
BNY Mellon Developed Markets Real Estate Securities Fund - Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon Developed Markets Real Estate Securities Fund - Class I | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.00%
BNY Mellon Developed Markets Real Estate Securities Fund - Class I | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon Developed Markets Real Estate Securities Fund - Class I | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Developed Markets Real Estate Securities Fund - Class I | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Developed Markets Real Estate Securities Fund - Class I | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon Developed Markets Real Estate Securities Fund - Class I | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon Developed Markets Real Estate Securities Fund - Class I | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon Developed Markets Real Estate Securities Fund - Class I | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BNY Mellon Developed Markets Real Estate Securities Fund - Class Y | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[1]
BNY Mellon Developed Markets Real Estate Securities Fund - Class Y | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
BNY Mellon Developed Markets Real Estate Securities Fund - Class Y | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[1]
BNY Mellon Developed Markets Real Estate Securities Fund - Class Y | Digital Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[1]
BNY Mellon Developed Markets Real Estate Securities Fund - Class Y | Ventas, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
BNY Mellon Developed Markets Real Estate Securities Fund - Class Y | Extra Space Storage, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
BNY Mellon Developed Markets Real Estate Securities Fund - Class Y | UDR, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
BNY Mellon Developed Markets Real Estate Securities Fund - Class Y | Invitation Homes, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
BNY Mellon Developed Markets Real Estate Securities Fund - Class Y | Goodman Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
BNY Mellon Developed Markets Real Estate Securities Fund - Class Y | Kimco Realty Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
BNY Mellon Developed Markets Real Estate Securities Fund - Class Y | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.70%
BNY Mellon Developed Markets Real Estate Securities Fund - Class Y | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.70%
BNY Mellon Developed Markets Real Estate Securities Fund - Class Y | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
BNY Mellon Developed Markets Real Estate Securities Fund - Class Y | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon Developed Markets Real Estate Securities Fund - Class Y | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.00%
BNY Mellon Developed Markets Real Estate Securities Fund - Class Y | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon Developed Markets Real Estate Securities Fund - Class Y | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Developed Markets Real Estate Securities Fund - Class Y | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Developed Markets Real Estate Securities Fund - Class Y | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon Developed Markets Real Estate Securities Fund - Class Y | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon Developed Markets Real Estate Securities Fund - Class Y | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon Developed Markets Real Estate Securities Fund - Class Y | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.